SHARE BASED COMPENSATION AND BENEFIT PLANS - Narrative (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation [Abstract]
Number of additional shares approved for grant (in shares)	300
Shares issued on deferral basis, credited percentage of current value	90.00%
Share-based payment arrangement, nonvested award, cost not yet recognized, amount	$ 2,800
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition	1 year 10 months 6 days
Defined contribution plan, employer matching contribution, percent of match	50.00%	50.00%	50.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay	8.00%	8.00%	8.00%
Maximum matching contribution, percent	6.00%	6.00%	6.00%
Employee stock ownership plan contributions	2.00%	2.00%	2.00%
401(k) and employee stock ownership plans, amount expensed	$ 3,400	$ 3,300	$ 3,100
Performance-based compensation expense	11,600	12,900	8,000
Health care and life insurance expense	6,700	7,100	7,200
Long-Term Incentive Plan
Share Based Compensation [Abstract]
Total compensation expense recognized	2,500	2,100	1,900
Tax benefit relating to compensation expense recognized	$ 500	$ 400	$ 400
Restricted Stock | Long-Term Incentive Plan
Share Based Compensation [Abstract]
Vesting period	3 years	3 years	3 years
Performance Shares | Long-Term Incentive Plan
Share Based Compensation [Abstract]
Vesting period	3 years	3 years
Performance feature comparison period	3 years
Non-Employee Directors
Share Based Compensation [Abstract]
Number of additional shares approved for grant (in shares)	50
Total compensation expense recognized	$ 300	$ 200	$ 400
Tax benefit relating to compensation expense recognized	$ 60	$ 50	$ 80
Executive Officer | Restricted Stock | Long-Term Incentive Plan
Share Based Compensation [Abstract]
Number of restricted stock units issued to executive officers (in shares)	50	90	80
Executive Officer | Performance Shares | Long-Term Incentive Plan
Share Based Compensation [Abstract]
Number of restricted stock units issued to executive officers (in shares)	20	20	20
Director
Share Based Compensation [Abstract]
Shares issues as retainer fees (in shares)	10	10	20